Operating Assets and Liabilities - Accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating Assets and Liabilities
Professional advisors	$ 375	$ 339
Other	163	255
Total	$ 538	$ 594